Appendix 1 - Major Subsidiaries of CSI	12 Months Ended
Dec. 31, 2020
Appendix 1 - Major Subsidiaries of CSI
APPENDIX 1 - Major Subsidiaries of CSI

Appendix 1

Major Subsidiaries of CSI

The following table sets forth information concerning CSI’s major subsidiaries:

	Place and	Attributable
	Date	Equity
Subsidiary	of Incorporation	Interest Held		Principal Activity
Canadian Solar Solutions Inc.	Canada	100%		Developing solar power project and manufacture of solar modules
	June 22, 2009
Canadian Solar (Australia) Pty Limited	Australia	100%		Developing solar power projects
	February 3, 2011
Canadian Solar O and M (Ontario) Inc.	Canada	100%		Solar farm operating and maintenance services
	May 10, 2011
Canadian Solar Projects K.K.	Japan	100%		Developing solar power projects
	May 20, 2014
Canadian Solar UK Projects Ltd.	United Kingdom	100%		Developing solar power projects
	August 29, 2014
Recurrent Energy, LLC	USA	100%		Developing solar power projects
	March 31, 2015
Canadian Solar Energy Singapore Pte. Ltd.	Singapore	100%		Development & ownership of solar PV projects
	October 29, 2015
Canadian Solar Netherlands Cooperative U.A.	Netherlands	100%		Project holding and financing
	November 8, 2016
Canadian Solar Construction (Australia) Pty Ltd	Australia	100%		Providing engineering, procurement and construction services
	July 04, 2017
CSUK Energy Systems Construction and Generation JSC	Turkey	100%		Project development and management services
	October 30, 2017
Canadian Solar Argentina Investment Holding Ltd.	United Kingdom	100%		Developing solar power projects
	January 23, 2018
Canadian Solar New Energy Holding Company Limited	Hong Kong	100%		Project investment, financing, trading of solar modules
	March 20, 2019
Canadian Solar Energy Holding Singapore Pte. Ltd.	Singapore	100%		Development & ownership of solar PV projects
	April 22, 2019
CSI Solar Co., Ltd. (formerly known as “CSI Solar Power Group Co., Ltd.”)	PRC	79.59%		Investment holding and trading
	July 7, 2009
Canadian Solar Manufacturing (Luoyang) Inc.	PRC	100	%*	Manufacture of solar modules, ingots and wafers
	February 24, 2006
Canadian Solar Manufacturing (Changshu) Inc.	PRC	100	%*	Production of solar modules
	August 1, 2006
CSI Cells Co., Ltd.	PRC	100	%*	Manufacture of solar cells
	August 23, 2006
Canadian Solar (USA) Inc.	USA	100	%*	Sales and marketing of modules
	June 8, 2007
Canadian Solar Japan K.K.	Japan	100	%*	Sales and marketing of modules
	June 21, 2009
Canadian Solar EMEA GmbH	Germany	100	%*	Sales and marketing of modules
	August 21, 2009
Canadian Solar International Limited	Hong Kong	100	%*	Sales and marketing of modules
	March 25, 2011
Suzhou Sanysolar Materials Technology Co., Ltd.	PRC	100	%*	Production of solar module materials
	August 17, 2011
Canadian Solar South East Asia Pte. Ltd.	Singapore	100	%*	Sales and marketing of modules
	September 19, 2011
Canadian Solar Brazil Commerce, Import and Export of Solar Panels Ltd.	Brazil	100	%*	Sales and marketing of solar modules, and providing solar energy solution
	November 14, 2012
Canadian Solar Construction (USA) LLC	USA	100	%*	Solar farm operating and maintenance services
	May 20, 2014
CSI Solar Manufacturing (Funing) Co., Ltd. (formerly known as “CSI&GCL Solar Manufacturing (Yancheng) Inc.”)	PRC May 29, 2014	100	%*	Research and development, manufacture and sales of solar cells, and solar power project development

Changshu Tegu New Material Technology Co., Ltd.	PRC	100	%*	EVA solar packaging film research and development, production and sales
	September 2, 2014
Changshu Tlian Co., Ltd.	PRC	100	%*	Junction box and connector research, development, production and sales
	December 26, 2014
Canadian Solar Manufacturing Vietnam Co., Ltd.	Vietnam	100	%*	Production of solar modules
	June 25, 2015
Canadian Solar Energy Private Limited	India	100	%*	Sales and marketing of modules
	May 06, 2015
Canadian Solar MSS (Australia) Pty Ltd.	Australia	100	%*	Sales and marketing of modules
	August 03, 2015
Canadian Solar Manufacturing (Thailand) Co., Ltd.	Thailand	99.99992	%*	Cells and module production
	November 20, 2015
Canadian Solar Sunenergy (Baotou) Co., Ltd.	PRC	100	%*	Production of solar modules, ingots and wafers
	August 18, 2016
Canadian Solar Middle East DMCC	United Arab Emirates	100	%*	Sales and marketing of modules
	March 28, 2017
CSI Investment Management (Suzhou) Co., Ltd.	PRC	100	%*	Investment management & asset management
	May 5, 2017
CSI New Energy Development (Suzhou) Co., Ltd. (formerly known as “Suzhou Gaochuangte New Energy Development Co., Ltd.”)	PRC	90	%*	Design, engineering construction and management of solar power projects
	June 12, 2017
CSI Cells (Yancheng) Co., Ltd.	PRC	70	%*	Production of solar cells
	May 18, 2017
CSI Modules (Jiaxing) Co., Ltd.	PRC	100	%*	Production of solar modules
	November 3, 2017
CSI Wafer (Luoyang) Co., Ltd.	PRC	100	%*	Production of solar cells and wafers
	November 27, 2017
Canadian Solar SSES (Canada) Inc.	Canada	100	%*	System solution and energy storage
	Nov 27, 2019
Canadian Solar SSES (UK) Ltd	United Kingdom	100	%*	Intellectual property holding
	December 18, 2019

*      Major subsidiaries within the scope of CSI Solar are held through CSI Solar Co., Ltd. of which CSI holds 79.59% equity rights of CSI Solar Co., Ltd.